BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Exchange Warrants (Details) - Exchange Warrants, American Depositary Shares - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	99,074	99,074
Warrants, exercise price of warrants (in dollars per share)	$ 49.75	$ 49.75